Post closing events	12 Months Ended
Dec. 31, 2017
Post closing events
Post closing events

17) Post closing events

➢	Exploration & Production

•    Acquisition of Maersk Oil

On August 21, 2017, TOTAL S.A. and the Danish company AP Moller - Maersk A/S entered into a share transfer agreement pursuant to which it was agreed that AP Moller - Maersk A/S sell to TOTAL the entire capital of its subsidiary, Maersk Olie og Gas A/S (Maersk Oil), in the context of a transaction in shares (contributions of shares) and in debt, with the payment of a cash counterpart, subject to the fulfillment of different conditions precedent.

At its meeting of February 7, 2018, the Board of Directors which approved the Group's financial statements also approved, pursuant to the delegation granted to it, subject to the fulfillment of the conditions precedent stipulated in the Share Transfer Agreement other than those already carried out at the date of the meeting of the Board of Directors, the capital increase intended to remunerate the contribution to TOTAL S.A. of the shares of Maersk Oil.

The TOTAL Group is expected to finalize the acquisition of the Maersk Oil shares in 2018 for an overall financial value consisting of three elements: (i) the fair value of the 97,522,593 TOTAL S.A. shares issued in consideration for the Maersk Oil shares (ii) $2.5 billion Maersk Oil debt to the Maersk group assumed by TOTAL group, and (iii) an additional cash payment related to closing elements.

•    Strategic alliance with Petrobras in Brazil

On January 12, 2018, Petrobras and TOTAL finalized the transfer of rights in the Lapa and Iara concessions for an amount of $1.95 billion.

➢	Marketing & Services

•    TotalErg

On January 10, 2018, TOTAL closed the sale of TotalErg to API Group for a Group share amount of $174 million (€154 million).

➢	Gas, Renewables & Power

•    SunPower

The Group acknowledged the decision of the US administration on January 23, 2018, to raise tariffs on imports of solar panels in the United States (201 solar trade case). The consequences of this decision are currently being reviewed by SunPower.